REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
REVENUE
Schedule of net revenue

	Years ended December 31,
	2023	2024	2025

Colocation services	8,535,180	9,169,454	10,373,374
Managed service and others	1,246,704	1,152,434	1,054,703
Service revenue	9,781,884	10,321,888	11,428,077
Equipment sales	564	180	4,197
Total	9,782,448	10,322,068	11,432,274